Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options Outstanding
Outstanding at beginning of period	2,275,166	2,552,663	2,965,843
Granted	0	0	0
Exercised	0	0	0
Forfeited	0	0	(59,631)
Expired	(205,715)	(277,497)	(353,549)
Outstanding at end of period	2,069,451	2,275,166	2,552,663
Weighted-Average Exercise Price
Outstanding at beginning of period	$ 20.67	$ 20.64	$ 20.59
Granted	$ 0	$ 0	$ 0
Exercised	$ 0	$ 0	$ 0
Forfeited	$ 0	$ 0	$ 26.42
Expired	$ 19.55	$ 20.43	$ 19.25
Outstanding at end of period	$ 20.78	$ 20.67	$ 20.64